UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 12/31

Date of reporting period: 09/30/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2007 (Unaudited)

DWS RREEF Global Real Estate Securities Fund

	Shares	Value ($)

Common Stocks 96.2%
Australia 7.9%
Abacus Property Group	1,959,132	3,342,444
Aspen Group	2,088,630	5,173,105
Becton Property Group	698,155	2,873,394
Centro Properties Group	900,674	5,872,359
Centro Retail Group	1,124,667	1,623,056
Charter Hall Group	1,845,944	4,730,289
FKP Property Group	524,638	3,214,020
ING Industrial Fund (Units)	627,321	1,570,468
Lend Lease Corp., Ltd.	120,889	2,023,470
Macquarie Goodman Group	1,868,995	11,422,403
Macquarie Leisure Trust Group	1,322,194	3,982,421

Macquarie Office Trust (Units)	982	1,361
Mirvac Group	625,239	3,037,413
Stockland	510,423	4,066,686
Valad Property Group	2,754,569	4,876,127
Westfield Group	526,125	10,106,828

(Cost $62,822,240)		67,915,844
Austria 0.4%
Conwert Immobilien Invest AG* (Cost $3,862,857)	200,000	3,700,682
Brazil 0.8%
Iguatemi Empresa de Shopping Centers SA	226,450	3,391,191
JHSF Participacoes SA*	326,850	1,742,130
Multiplan Empreendimentos Imobiliarios SA*	104,050	1,299,348

(Cost $6,480,809)		6,432,669
Canada 0.8%
Boardwalk Real Estate Investment Trust (REIT)	76,800	3,656,040
Morguard Real Estate Investment Trust (REIT) (Units)	251,750	3,470,057

(Cost $6,605,441)		7,126,097
Channel Islands 0.3%
Aseana Properties Ltd.*	1,000,000	939,789
Camper & Nicholsons Marina Investments Ltd.*	1,100,000	1,564,166

(Cost $2,423,127)		2,503,955
China 1.5%
China Aoyuan Property Group Ltd.*	175,000	118,240
Guangzhou R&F Properties Co., Ltd.	1,420,600	6,646,653
Shui On Land Ltd.	4,725,000	5,730,076

(Cost $6,822,959)		12,494,969
Finland 0.6%
Sponda Oyj	200,000	2,778,136
Technopolis Oyj	300,000	2,615,598

(Cost $5,590,903)		5,393,734
France 4.1%
Fonciere des Murs	50,000	1,692,900
Fonciere des Regions	25,000	3,660,708
Icade	50,000	3,639,684
Klepierre	24,000	1,375,567
Societe de la Tour Eiffel (REIT)	20,000	3,515,407
Unibail-Rodamco (a)	47,067	12,100,790
Unibail-Rodamco (a)	36,933	9,502,207

(Cost $36,744,782)		35,487,263
Germany 1.0%
Colonia Real Estate AG*	75,000	2,896,604
IVG Immobilien AG	120,000	4,470,079
Magnat Real Estate Opportunities GmbH & Co.*	376,250	1,178,833

(Cost $8,840,232)		8,545,516
Hong Kong 10.2%
C C Land Holdings Ltd.	744,000	1,051,056
China Overseas Land & Investment Ltd.	5,475,000	12,503,114
China Resources Land Ltd.	3,088,000	6,384,440
Hang Lung Properties Ltd.	2,600,000	11,522,014
Henderson Land Development Co., Ltd.	300,000	2,367,377
Hongkong Land Holdings Ltd.	2,000,000	9,025,690
Kerry Properties Ltd.	1,250,000	9,511,861
New World Development Co., Ltd.	5,000,000	13,873,669

Sun Hung Kai Properties Ltd.	1,279,000	21,371,035

(Cost $63,125,064)		87,610,256
Isle Of Man 0.2%
Speymill Deutsche Immobilien Co. PLC* (Cost $1,905,610)	1,400,000	1,756,770
Italy 0.5%
Beni Stabili SpA	600,000	752,735
Risanamento SpA*	500,000	3,780,778

(Cost $4,608,040)		4,533,513
Japan 13.4%
AEON Mall Co., Ltd.	74,000	2,258,921
Japan Real Estate Investment Corp. (REIT)	585	7,020,611
Japan Retail Fund Investment Corp. (REIT)	532	4,626,499
Mitsubishi Estate Co., Ltd.	1,150,000	32,751,147
Mitsui Fudosan Co., Ltd.	1,040,000	28,710,634
Nippon Building Fund, Inc. (REIT)	500	7,263,646
Nomura Real Estate Office Fund, Inc. (REIT)	300	3,119,487
NTT Urban Development Corp.	1,500	3,090,365
Sumitomo Realty & Development Co., Ltd.	550,000	19,243,509
Tokyu Land Corp.	378,000	3,773,188
Urban Corp.	163,000	2,627,402

(Cost $107,332,080)		114,485,409
Luxembourg 0.2%
Orco Property Group (Cost $1,303,142)	10,000	1,514,855
Malaysia 0.6%
IGB Corp. Bhd.	4,200,000	3,414,193
SP Setia Bhd.	500,000	1,287,340
Sunrise Bhd.	457,000	469,491

(Cost $4,797,408)		5,171,024
Netherlands 0.3%
Eurocommercial Properties NV (CVA) (Cost $2,057,249)	40,000	2,224,481
Norway 0.6%
Norwegian Property ASA	265,745	3,199,854
Scandinavian Property Development ASA*	250,000	1,854,857

(Cost $4,735,431)		5,054,711
Philippines 0.3%
Megaworld Corp. (Cost $1,233,229)	35,000,000	2,697,517
Russia 0.2%
Sistema Hals (GDR) (REG S)* (a)	100,000	970,000
Sistema Hals (GDR) (REG S)* (a)	50,000	483,979

(Cost $1,778,750)		1,453,979
Singapore 3.3%
Allgreen Properties Ltd.	1,890,000	2,433,734
Ascendas India Trust (REIT)*	2,609,000	2,599,340
Capitaland Ltd.	1,730,000	9,463,180
CapitaMall Trust (REIT)	1,890,000	4,944,881
CDL Hospitality Trusts (REIT)	747,000	1,153,329
City Developments Ltd.	218,000	2,369,127
Mapletree Logistics Trust (REIT)	470,000	394,797
Suntec Real Estate Investment Trust (REIT)	1,890,000	2,472,942
The Ascott Group Ltd.	2,000,000	2,189,967

(Cost $22,698,548)		28,021,297
South Africa 0.5%
Growthpoint Properties Ltd. (Units)	1,300,000	3,054,352

Madison Property Fund Managers Holdings, Ltd. (Units)	851,450	1,284,585

(Cost $3,576,361)		4,338,937
Sweden 0.6%
Hufvudstaden AB "A"	140,000	1,509,624
Klovern AB	500,000	1,961,252
Lennart Wallenstam Byggnads AB "B"	60,000	1,235,989

(Cost $4,264,347)		4,706,865
United Kingdom 8.9%
A&J Mucklow Group PLC	100,000	642,515
Big Yellow Group PLC	355,000	3,625,915
British Land Co. PLC (REIT)	445,000	10,660,134
Dawnay Day Sirius Ltd.*	1,395,810	1,830,030
Derwent London PLC	170,000	5,822,538
Equest Balkan Properties PLC	700,000	1,245,822
Great Portland Estates PLC	435,000	5,313,572
Hammerson PLC	340,000	8,145,588
Helical Bar PLC	31,375	292,977
Hirco PLC*	400,000	3,016,453
Land Securities Group PLC	445,000	15,300,446
Mapeley Ltd.	30,000	1,291,715
Minerva PLC*	158,330	732,066
Northern European Properties Ltd.*	1,190,138	1,392,170
Safestore Holdings Ltd.	791,910	2,983,480
Segro PLC (REIT)	415,384	4,241,495
Songbird Estates PLC "B"	254,440	1,118,695
South African Property Opportunities PLC*	1,500,000	3,421,932
Terrace Hill Group PLC	1,364,669	2,427,651
Unite Group PLC	425,000	3,138,535

(Cost $85,912,396)		76,643,729
United States 39.0%
AMB Property Corp. (REIT)	119,750	7,162,247
Apartment Investment & Management Co. "A" (REIT)	226,250	10,210,662
Archstone-Smith Trust (REIT)	110,250	6,630,435
AvalonBay Communities, Inc. (REIT)	147,500	17,413,850
BioMed Realty Trust, Inc. (REIT)	94,100	2,267,810
Boston Properties, Inc. (REIT)	97,300	10,109,470
BRE Properties, Inc. (REIT)	138,900	7,768,677
Brookfield Properties Corp.	141,000	3,510,900
Digital Realty Trust, Inc. (REIT)	102,950	4,055,201
Douglas Emmett, Inc. (REIT)	203,700	5,037,501
Equity Lifestyle Properties, Inc. (REIT)	129,200	6,692,560
Essex Property Trust, Inc. (REIT)	62,050	7,295,218
Federal Realty Investment Trust (REIT)	136,650	12,107,190
FelCor Lodging Trust, Inc. (REIT)	222,600	4,436,418
General Growth Properties, Inc. (REIT)	381,450	20,453,349
Host Hotels & Resorts, Inc. (REIT)	823,150	18,471,486
LaSalle Hotel Properties (REIT)	150,350	6,326,728
LTC Properties, Inc. (REIT)	91,795	2,172,788
Mack-Cali Realty Corp. (REIT)	27,150	1,115,865
Nationwide Health Properties, Inc. (REIT)	150,050	4,521,007
Parkway Properties, Inc. (REIT)	59,150	2,610,881
Post Properties, Inc. (REIT)	84,750	3,279,825
ProLogis (REIT)	293,100	19,447,185
Public Storage (REIT)	151,250	11,895,812

Regency Centers Corp. (REIT)	197,800	15,181,150
Saul Centers, Inc. (REIT)	34,250	1,763,875
Senior Housing Properties Trust (REIT)	162,900	3,593,574
Simon Property Group, Inc. (REIT)	335,350	33,535,000
SL Green Realty Corp. (REIT)	195,050	22,775,988
Starwood Hotels & Resorts Worldwide, Inc.	94,050	5,713,538
Tanger Factory Outlet Centers, Inc. (REIT)	179,600	7,289,964
Taubman Centers, Inc. (REIT)	58,150	3,183,713
The Macerich Co. (REIT)	113,750	9,962,225
Ventas, Inc. (REIT)	210,200	8,702,280
Vornado Realty Trust (REIT)	248,917	27,219,074

(Cost $340,291,974)		333,913,446

Total Common Stocks (Cost $789,812,979)		823,727,518
	Principal Amount (EUR)	Value ($)

Corporate Bonds 0.0%
Germany
Colonia Real Estate AG, 1.875%, 12/7/2011 (Cost $167,927)	126,000	162,064
	Shares	Value ($)

Closed-End Investment Companies 0.5%
United Kingdom 0.3%
North Real Estate Opportunities Fund Ltd.* (Cost $2,787,013)	2,000,000	2,851,900
United States 0.2%
Eurocastle Investment Ltd. (Cost $2,855,597)	50,000	1,728,023

Total Closed-End Investment Companies (Cost $5,642,610)		4,579,923
Cash Equivalents 1.1%
Cash Management QP Trust, 5.14% (b) (Cost $8,929,872)	8,929,872	8,929,872
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $804,553,388)	97.8	837,399,377
Other Assets and Liabilities, Net	2.2	19,134,483

Net Assets	100.0	856,533,860

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.
(a)		Securities with the same description are the same corporate entity but trade on different stock exchanges.
(b)		Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
CVA: Certificaten Van Aandelen
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust

At September 30, 2007, the DWS RREEF Global Real Estate Securities Fund had the following real estate sector diversification:

		As a % of
Sector	Market Value ($)	Common Stocks
Diversified	402,090,561	48.8%
Office	117,168,061	14.2%

Shopping Centers	67,542,858	8.2%
Regional Malls	67,134,287	8.2%
Apartments	57,194,496	7.0%
Hotels	34,948,170	4.2%
Industrials	29,479,248	3.6%
Health Care	18,989,649	2.3%
Storage	18,505,207	2.2%
Manufactured Homes	6,692,560	0.8%
Leisure Equipment & Products	3,982,421	0.5%
Total Common Stocks	823,727,518	100.0%

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS RREEF Global Real Estate Securities Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	November 16, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        November 16, 2007